Summary of Significant Accounting Policies	9 Months Ended	20 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes
Summary of Significant Accounting Policies

1.             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

The financial statements presented are those of Anglesea Enterprises, Inc.  The Company was originally incorporated under the laws of the state of Nevada on February 8, 2011.  The Company has not commenced significant operations and, in accordance with ASC Topic 915, is considered a development stage company.  Anglesea Enterprises, Inc. offers internet and web-related services to small businesses including website development, creative writing and design, and marketing analysis.  The Company provides Internet solutions to small businesses that are looking to expand their existing marketing efforts to reach a larger audience via the World Wide Web.  Management has experience in marketing, commercial website development and business-to-business sales.

The accompanying financial statements have been prepared by the Company without audit.  In the opinion of management, the accompanying financial statements include all adjustments, consisting only of normal recurring items, necessary for their fair presentation in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses.  Actual results and outcomes may differ from management’s estimates and assumptions.

Interim results are not necessarily indicative of results for a full year.  Our financial statements as of and for the nine months ended June 30, 2013 are considered unaudited. Operating results for the nine month period ended June 30, 2013 are not necessarily indicative of the results that may be expected for the year ending September 30, 2013. The financial statements should be read in conjunction with the financial statements from our September 30, 2012 audited financial statements.

Accounting Basis

The basis is accounting principles generally accepted in the United States of America.  The Company has adopted a September 30th year end.

Cash and Cash Equivalents

For purposes of the Statement of Cash Flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes. As at June 30, 2013 and June 30, 2012 the Company had no cash equivalents.

Revenue Recognition

Revenue is recognized in accordance with the criteria established in the accounting literature regarding recognition of revenues, specifically, FASB Accounting Standards Codification topic 605, “Revenue Recognition”. The Company will recognize revenue for its design and development services as the projects are completed. Revenue from other services provided such as website hosting and maintenance, creative design updates and marketing analysis will be recognized as billed on a monthly basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Basic (Loss) per Common Share

Basic (loss) per share is calculated by dividing the Company's net loss applicable to common shareholders by the weighted average number of common shares during the period. Diluted earnings per share is calculated by dividing the Company's net income available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. There are no such common stock equivalents outstanding as of June 30, 2013.

Fair value of financial instruments

The carrying amounts of financial instruments including cash approximate their fair value because of their short term maturities. The Company does not hold any investments that are available-for-sale.

Recent Accounting Pronouncements

The company has evaluated all the recent accounting pronouncements and believes that none of them will have a material effect on the company’s financial statements.

1.             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

The financial statements presented are those of Anglesea Enterprises, Inc.  The Company was originally incorporated under the laws of the state of Nevada on February 8, 2011.  The Company has not commenced significant operations and, in accordance with ASC Topic 915, is considered a development stage company.  Anglesea Enterprises, Inc. offers internet and web-related services to small businesses including website development, creative writing and design, and marketing analysis.  The Company provides Internet solutions to small businesses that are looking to expand their existing marketing efforts to reach a larger audience via the World Wide Web.  Management has experience in marketing, commercial website development and business-to-business sales.

Accounting Basis

The basis is accounting principles generally accepted in the United States of America.  The Company has adopted a September 30th year end.

 Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Dividends

The Company has not adopted any policy regarding payment of dividends. No dividends have been paid during any of the periods shown.

Revenue Recognition

Revenue is recognized in accordance with the criteria established in the accounting literature regarding recognition of revenues, specifically, FASB Accounting Standards Codification topic 605, “Revenue Recognition”.  The Company will recognize revenue for its design and development services as the projects are completed.  Revenue from other services provided such as website hosting and maintenance, creative design updates and marketing analysis will be recognized as billed on a monthly basis.

Property

The Company does not own any property.

Advertising Costs

The Company’s policy regarding advertising is to expense advertising when incurred. The company did not incur any advertising expense for the year ended September 30, 2012, and from inception through September 30, 2011.

Cash and Cash Equivalents

For purposes of the Statement of Cash Flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes.  As at September 30, 2012, and September 30, 2011 the Company had no cash equivalents.

Basic (Loss) per Common Share

Basic (loss) per share is calculated by dividing the Company’s net loss applicable to common shareholders by the weighted average number of common shares during the period. Diluted earnings per share is calculated by dividing the Company’s net income available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. There are no such common stock equivalents outstanding as of September 30, 2012.

	For the Year Ended September 30, 2012	From Inception On February 8, 2011 Through September 30, 2012
Net loss	$ (57,093)	$ (72,663)
Weighted average shares	66,033,000	65,961,692
Net loss per share	$ (0.00)	$ (0.00)

Income Taxes

The Company provides for income taxes under ASC 740 “Accounting for Income Taxes”.   ASC 740 requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse.

ASC 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Impairment of Long-Lived Assets

The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Stock-based compensation.

As of September 30, 2012, the Company has not issued any share-based payments.

The Company records stock-based compensation in accordance with ASC 718 using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. Equity instruments issued to employees and the cost of the services received as consideration are measured and recognized based on the fair value of the equity instruments issued.

Recent Accounting Pronouncements

The company has evaluated all the recent accounting pronouncements and believes that none of them will have a material effect on the company’s financial statements.